Fees Summary	Apr. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,410,000
Previously Paid Amount	0.00
Total Fee Amount	828.27
Total Offset Amount	0.00
Net Fee	828.27
Narrative - Max Aggregate Offering Price	$ 5,410,000
Final Prospectus	true